INNEALTA RISK BASED OPPORTUNITY MODERATE FUND

Class A Shares: ROMAX

Class I Shares: ROMIX

Class N Shares: ROMNX

Summary Prospectus     September 30, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated September 30, 2013, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.innealtafunds.com/funddocuments. You can also obtain these documents at no cost by completing a document request form on our web-site, www.innealtafunds.com  or by calling 1-855-USE-ETFS or by sending an email request to innealtafunds@afamcapital.com.

Investment Objective.  The investment objectives of the Innealta Risk Based Opportunity Moderate Fund (the “Fund”) are long-term capital appreciation and income.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 12 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	0.00%
Other Expenses(2)	1.03%	1.03%	1.03%
Acquired Fund Fees and Expenses (3)	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	2.67%	2.67%	2.42%
Fee Waiver/Expense Reimbursement	(0.79%)	(0.79%)	(0.79%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.88%	1.88%	1.63%

(1)

A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

(2)

These expenses are based on estimated amounts for the Fund's current fiscal year.

(3)

This number represents the combined total fees and operating expenses of the underlying funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets.  Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

(4)

Pursuant to an operating expense limitation agreement between AFAM Capital, Inc. (the Innealta Capital division) (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.49%, 1.49% and 1.24%, of the Fund’s average net assets, for Class A, Class N and Class I shares, respectively, through April 30, 2015.  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Class A	$755	$1,208
Class N	$191	$672
Class I	$166	$596

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.  The Fund operates as a fund of funds, investing primarily in exchange-traded funds (“ETFs”). Under normal market conditions, the Fund allocates its portfolio in a variety of ETFs representing asset classes that include, but that are not limited to equity, fixed income, commodities, real estate and currencies. The Fund may also invest in leveraged, inverse and inverse leveraged ETFs, as well as ETFs that represent derivatives based on one or more of the aforementioned asset classes (e.g. expectations for short-term equity market volatility). The Fund’s equity exposures may include, but are not limited to ETFs that represent equity market indices that may be segmented by region, sector, market capitalization or otherwise. Within fixed income, the Fund may invest in ETFs whose investments may include, but are not limited to, fixed income securities issued by governments, government agencies, municipalities and companies across a wide range of industries and market capitalizations within the broader U.S. and international fixed income markets as well as asset-backed securities. Such fixed income securities may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”).

The proprietary investment methodology driving the investment decisions for the Fund involves a three-stage tactical decision process. In the first stage, the Adviser sets a long-term strategic allocation decision largely derived from classic portfolio construction theory.  This process results in a base 60/40 portfolio split asset allocation between equity (60%) and fixed income/other asset classes (40%), with the possibility of variance in either direction in subsequent stages.  The second stage assists the Adviser in altering exposures in the Fund by seeking to balance the trade-off between return generation and risk control.  Where the Investment Committee finds the prospective risk-relative return of a given specific equity exposure to be superior, or inferior, than that of fixed income, it may overweight, or underweight, that particular equity exposure in the portfolio relative to its weight in the first stage by generally up to 20% in either direction under normal conditions, hence the possibility of variance from the base 60/40 portfolio split (generally within the range of plus or minus 12 percentage points under normal conditions).   Under the third stage of the investment process, the Adviser may utilize leveraged ETFs, where available, in order to obtain a desired asset class exposure.  This third stage may result in further variance from the base 60/40 split (again, generally within the range of plus or minus 12 percentage points under normal conditions).

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

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Exchange-Traded Funds Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

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Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

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High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

•

Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

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Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

•

Small and Medium Sized Companies Risk. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

•

Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

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Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

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Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

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Limited Operating History Risk. The Fund is new and has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

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Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

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Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

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Leveraged, Inverse and Inverse-Leveraged ETF Risk.  If you invest in the Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs.  This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Fund’s investment.

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Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

•

Commodities Risk.   Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•

High Volatility in Rising Markets Risk. The Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

•

Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Performance.  Because the Fund is new, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.

Investment Adviser.  AFAM Capital, Inc. formerly, Al Frank Asset Management, Inc., (the Innealta Capital division) serves as the Fund’s investment adviser (the “Adviser”).

Portfolio Manager.  The following serves as the Fund’s portfolio manager:

Portfolio Manager	Primary Title	With the Fund Since:
Gerald W. Buetow, JR., Ph.D., CFA	Chief Investment Officer and Portfolio Manager of the Adviser	September 2013

Purchase and Sale of Fund Shares.  You may conduct transactions by mail (Innealta Risk Based Opportunity Moderate Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130), or by telephone at 1-855-USE-ETFS.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment in each share class of the Fund is $100,000, $5000 and $5,000 for Class I and Class A and Class N, respectively, with a minimum subsequent investment of $1,000 for Class, A and Class N Shares. There is no minimum subsequent investment amount for Class I shares. The Fund may waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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